Related Party Transactions - Founder Shares (Details) - SPRING VALLEY ACQUISITION CORP - USD ($)				1 Months Ended	3 Months Ended
	Oct. 22, 2020	Sep. 30, 2020	Aug. 21, 2020	Sep. 30, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Aug. 22, 2020
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)			20.00%		20.00%
Shares subject to forfeiture					750,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Restrictions on transfer period of time after business combination completion					1 year
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			30 days		30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			150 days		150 days
Each of the Company's directors
Related Party Transaction [Line Items]
Number of shares transferred				120,000
Class B ordinary share
Related Party Transaction [Line Items]
Common shares, shares outstanding		5,750,000		5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Over-allotment option | Class B ordinary share
Related Party Transaction [Line Items]
Shares subject to forfeiture			750,000
Shares no longer subject to forfeiture			750,000		750,000
Founder Shares | Class B ordinary share
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion			1 year
Sponsor | Class B ordinary share
Related Party Transaction [Line Items]
Consideration received			$ 25,000
Shares issued			7,187,500
Number of shares surrender	1,437,500
Common shares, shares outstanding									5,750,000
Sponsor | Founder Shares | Class B ordinary share
Related Party Transaction [Line Items]
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20 days
Beneficial Owner | Each of the Company's directors
Related Party Transaction [Line Items]
Number of shares transferred		40,000		40,000
Beneficial Owner | Class B ordinary share
Related Party Transaction [Line Items]
Consideration received	$ 0		$ 25,000
Shares issued			7,187,500
Number of shares surrender	1,437,500
Common shares, shares outstanding	5,750,000